income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 255	$ 595
Adjustments recognized in the current period for income taxes of prior periods	(44)	11
(Non-taxable) Non-deductible amounts, net	(19)	1
Withholding and other taxes	24	31
Foreign tax differential	(13)	(39)
Other	19	5
Income taxes	$ 222	$ 604
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	23.50%	25.60%
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	(4.00%)	0.50%
Tax rate effect for non-deductible amounts (as a percent)	(1.70%)	0.10%
Withholding and other taxes (as percent)	2.10%	1.30%
Foreign tax differential (as percent)	(1.30%)	(1.70%)
Tax rate effect for other (as a percent)	1.70%	0.20%
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	20.30%	26.00%